Derivatives - Summary of Derivative Asset and Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	€ 5,912	€ 8,318
Total derivative liabilities	7,130	8,878
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	5,563	7,916
Total derivative liabilities	7,053	8,771
Derivatives for general account [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	5,081	6,533
Total derivative liabilities	6,716	8,280
Derivatives for general account [member] | Non-cash changes [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	32	45
Total derivative liabilities	48	119
Derivatives for general account [member] | Cash flow hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	393	1,234
Total derivative liabilities	233	250
Derivatives for general account [member] | Derivatives designated as Net foreign investment hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	57	104
Total derivative liabilities	57	123
Derivatives for account of policyholders [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	349	402
Total derivative liabilities	76	107
Derivatives for account of policyholders [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	349	402
Total derivative liabilities	€ 76	€ 107